Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 24, 2022	Dec. 31, 2021	Nov. 11, 2022	Nov. 10, 2022
Subsequent Events (Details) [Line Items]
Outstanding equity percentage	100.00%
Equity equivalents	$ 300,000
Cash	201,000
Issue amount	10,000
Common stock amount	$ 40,000
Commission period	36 months
Commitment fee	$ 1,600
Maturity periods		5 years
Outstanding balance percentage		135.00%
Convertible debentures description

In the first quarter of 2022, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2022 Bridge Investors”), pursuant to which the Company issued its 10% Original Issue Discount Convertible Debentures for $24,750 in aggregate principal (the “2022 Convertible Debentures”). The 2022 Convertible Debentures bear interest at a rate of 12% per annum, of which 12 months is guaranteed and subject to voluntary or mandatory conversion. The 2022 Convertible Debentures allow for both: (i) voluntary conversion of aggregate principal and accrued and unpaid interest to shares of the Company’s common stock at the option of the holder at any time after two hundred seventy days following the original issue date, at a conversion price equal to $5.00 per share, except that if there has been no mandatory conversion within three hundred sixty days following the original issue date, the conversion price following such three hundred sixty-day period would be equal to $4.00 per share and (ii) mandatory conversion of aggregate principal and accrued and unpaid interest upon consummation of an offering of common stock, including a special purpose acquisition company transaction, for an aggregate price of at least $5,000, at a conversion price equal to 75% of the offering price per share. The aggregate cash subscription amount received by the Company from the investors for the issuance of the convertible debentures was $22,500 after a $2,250 original issue discount from the face value of the 2022 Convertible Debentures. The Company has the right to extend the maturity date for an additional three-month period past the original maturity date incurring an extension amount rate of 130% of the outstanding balance. The Company also has the option to prepay the debenture at an amount equal to 120% of the sum of the outstanding principal and accrued and unpaid interest if done within 365 days of the original issue date and 130% if during the extension period. For participation in the 2022 Convertible Debentures, the lead institutional accredited investor is to be issued either (i) if in connection with closing of the Company’s merger with the SPAC, such number of shares of the Company’s Class A common stock, to be issued to such investor immediately prior to such closing, that will be exchangeable for 350,000 shares of the combined company’s common stock, or (ii) if such investor’s 2022 Convertible Debenture is required to be earlier repaid in full or in connection with the consummation of a Qualified Offering (as defined in the 2022 Convertible Debentures) by the Company other than a transaction with a special purpose acquisition company, 350,000 shares of the Company’s Class A common stock, in each case, subject to adjustment for any prepayments.

Stock option granted (in Shares)		351,586
Stock option awards vest		5 years
Exercise price (in Dollars per share)		$ 9.15
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)			500,000	500,000
Meteora [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)				500,000
2021 Convertible Debentures [Member]
Subsequent Events (Details) [Line Items]
Outstanding balance percentage		145.00%